Long-Term Investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Long-Term Investments [Line Items]
Equity investment	$ 10,000,000
Impairment losses of long-term investment
Equity Investments [Member]
Long-Term Investments [Line Items]
Equity percentage	11.11%
Kangguozhen [Member]
Long-Term Investments [Line Items]
Equity method investment, aggregate cost	$ 9,075,000